UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       CapitalWorks Investment Partners, LLC

Address:    402 West Broadway
            25th Floor
            San Diego, CA 92101

13F File Number: 28-05519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Wylie
Title:      Partner, CapitalWorks Investment Partners, LLC
Phone:      (619) 615-1000

Signature, Place and Date of Signing:


/s/ JOHN D. WYLIE               SAN DIEGO, CALIFORNIA          May 11, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
            Frank Russell Company
            13F File Number: 28-01190

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:  100

Form 13F Information Table Value Total:  $337,750,195.35

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                      NONE

                                                     FORM 13F INFORMATION TABLE
                                                CAPITALWORKS INVESTMENT PARTNERS, LLC
          COLUMN 1              COLUMN 2     COLUMN 3      COLUMN 4           COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8

                                                                         SHRS OR   SH/ PUT/  INVSTMNT   OTHER     VOTING AUTHORITY
       NAME OF ISSUER       TITLE OF CLASS   CUSIP      VALUE (X$1000)   PRN AMT   PRN CALL  DISCRTIN  MANAGER  SOLE     SHARED NONE
AGERE SYS INC               NOTE 6.500%12/1  00845VAA8  $    424,125.00    300,000 PRN         SOLE      NONE     300,000   0    0
CORNING INC                 NOTE 3.500%11/0  219350AK1  $    384,375.00    300,000 PRN         SOLE      NONE     300,000   0    0
TYCO INTL GROUP S A         DBCV 3.125% 1/1  902118BE7  $    365,312.50    250,000 PRN         SOLE      NONE     250,000   0    0
PROVIDIAN FINL CORP         NOTE 4.000% 5/1  74406AAC6  $    357,375.00    300,000 PRN         SOLE      NONE     300,000   0    0
PRIDE INTL INC DEL          FRNT 2.500% 3/0  74153QAB8  $    349,500.00    300,000 PRN         SOLE      NONE     300,000   0    0
ADVANCED MICRO DEVICES
  INC                       DBCV 4.750% 2/0  007903AE7  $    318,000.00    300,000 PRN         SOLE      NONE     300,000   0    0
TERADYNE INC                SDCV 3.750%10/1  880770AD4  $    280,000.00    250,000 PRN         SOLE      NONE     250,000   0    0
LIBERTY MEDIA CORP          DEB 3.500% 1/1   530715AN1  $    274,125.00    300,000 PRN         SOLE      NONE     300,000   0    0
PMI GROUP INC               DBCV 2.500% 7/1  69344MAE1  $    273,750.00    250,000 PRN         SOLE      NONE     250,000   0    0
MAXTOR CORP                 NOTE 6.800% 4/3  577729AC0  $    250,500.00    200,000 PRN         SOLE      NONE     200,000   0    0
LIBERTY MEDIA CORP          DEB 3.250% 3/1   530715AR2  $    239,062.50    250,000 PRN         SOLE      NONE     250,000   0    0
AMR CORP                    NOTE 4.500% 2/1  001765BB1  $    221,250.00    250,000 PRN         SOLE      NONE     250,000   0    0
L-3 COMMUNICATIONS HLDGS
  INC                       DEBT 4.000% 9/1  502424AD6  $    174,187.50    150,000 PRN         SOLE      NONE     150,000   0    0
ARCH COAL INC               PFD CV 5% PERP   039380209  $    472,835.00      5,500 PRN         SOLE      NONE       5,500   0    0
SCIENTIFIC GAMES CORP       CL A             80874P109  $ 12,602,304.00    673,200  SH         SOLE      NONE     673,200   0    0
PATTERSON-UTI ENERGY INC    COM              703481101  $ 10,950,542.50    309,250  SH         SOLE      NONE     309,250   0    0
INTEGRATED DEVICE TECH      COM              458118106  $ 10,431,000.00    695,400  SH         SOLE      NONE     695,400   0    0
GOLDMAN SACHS GROUP INC     COM              38141G104  $  9,902,815.00     94,900  SH         SOLE      NONE      94,900   0    0
ADVO INC COM                COM              007585102  $  9,401,796.00    291,800  SH         SOLE      NONE     291,800   0    0
LIGAND PHARMACEUTICALS
  INC                       CL B             53220K207  $  8,888,220.00    442,200  SH         SOLE      NONE     442,200   0    0
RADIO ONE INC               CL D NON VTG     75040P405  $  8,643,200.00    467,200  SH         SOLE      NONE     467,200   0    0
PROVIDIAN FINL CORP         COM              74406A102  $  7,157,840.00    546,400  SH         SOLE      NONE     546,400   0    0
C D W CORP                  COM              12512N105  $  6,916,503.00    102,300  SH         SOLE      NONE     102,300   0    0
ABGENIX INC                 COM              00339B107  $  6,891,768.00    517,400  SH         SOLE      NONE     517,400   0    0
TEXAS INSTRS INC            COM              882508104  $  6,732,288.00    230,400  SH         SOLE      NONE     230,400   0    0
MICROSOFT CORP              COM              594918104  $  6,107,850.00    245,000  SH         SOLE      NONE     245,000   0    0
MPS GROUP INC               COM              553409103  $  5,441,016.00    489,300  SH         SOLE      NONE     489,300   0    0
APPLIED MATLS INC           COM              038222105  $  5,394,357.00    252,900  SH         SOLE      NONE     252,900   0    0
NABORS INDUSTRIES LTD       SHS              G6359F103  $  5,361,900.00    117,200  SH         SOLE      NONE     117,200   0    0
NBTY INC                    COM              628782104  $  5,309,304.00    142,800  SH         SOLE      NONE     142,800   0    0
NOVELL INC                  COM              670006105  $  5,280,320.00    464,000  SH         SOLE      NONE     464,000   0    0
SPEEDWAY MOTORSPORTS INC    COM              847788106  $  5,186,041.00    171,100  SH         SOLE      NONE     171,100   0    0
SMITH INTL INC              COM              832110100  $  5,099,503.00     95,300  SH         SOLE      NONE      95,300   0    0
EDO CORP                    COM              281347104  $  5,092,920.00    211,500  SH         SOLE      NONE     211,500   0    0
MICRON TECHNOLOGY INC       COM              595112103  $  5,013,000.00    300,000  SH         SOLE      NONE     300,000   0    0
AEROFLEX INC                COM              007768104  $  4,988,276.00    370,600  SH         SOLE      NONE     370,600   0    0
UNITED PARCEL SERVICE INC   CL B             911312106  $  4,888,800.00     70,000  SH         SOLE      NONE      70,000   0    0
GREY WOLF INC               COM              397888108  $  4,886,028.00  1,180,200  SH         SOLE      NONE   1,180,200   0    0
BROADCOM CORP               CL A             111320107  $  4,876,250.00    125,000  SH         SOLE      NONE     125,000   0    0
SMURFIT-STONE CONTAINER
  CORP                      COM              832727101  $  4,852,080.00    276,000  SH         SOLE      NONE     276,000   0    0
MONSTER WORLDWIDE INC       COM              611742107  $  4,765,780.00    181,900  SH         SOLE      NONE     181,900   0    0
MERRILL LYNCH & CO INC      COM              590188108  $  4,693,328.00     78,800  SH         SOLE      NONE      78,800   0    0
MEDICIS PHARMACEUTICAL
  CORP                      CL A NEW         584690309  $  4,672,000.00    116,800  SH         SOLE      NONE     116,800   0    0
FLEXTRONICS INTL LTD ORD    ORD              Y2573F102  $  4,622,845.00    270,500  SH         SOLE      NONE     270,500   0    0
INTERWOVEN INC              COM NEW          46114T508  $  4,507,935.50    452,150  SH         SOLE      NONE     452,150   0    0
LILLY ELI & CO              COM              532457108  $  4,315,050.00     64,500  SH         SOLE      NONE      64,500   0    0
OUTBACK STEAKHOUSE INC      COM              689899102  $  4,115,150.00     84,500  SH         SOLE      NONE      84,500   0    0
NAUTILUS GROUP INC          COM              63910B102  $  3,943,800.00    250,400  SH         SOLE      NONE     250,400   0    0
QUEST SOFTWARE              COM              74834T103  $  3,935,445.00    240,700  SH         SOLE      NONE     240,700   0    0
SKILLSOFT PLC               SPONSORED ADR    830928107  $  3,778,643.00    295,900  SH         SOLE      NONE     295,900   0    0
NEWPORT CORP                COM              651824104  $  3,750,296.00    224,300  SH         SOLE      NONE     224,300   0    0
GRAFTECH INTL LTD           COM              384313102  $  3,650,790.00    244,200  SH         SOLE      NONE     244,200   0    0
K2 INC                      COM              482732104  $  3,563,469.00    222,300  SH         SOLE      NONE     222,300   0    0
HEARST-ARGYLE TELEVISION
  INC                       COM              422317107  $  3,503,767.00    130,300  SH         SOLE      NONE     130,300   0    0
GLOBAL PMTS INC             COM              37940X102  $  3,367,476.00     74,700  SH         SOLE      NONE      74,700   0    0
AMERICAN MED SYS HLDGS
  INC                       COM              02744M108  $  3,342,780.00    126,000  SH         SOLE      NONE     126,000   0    0
SUPERIOR ENERGY SVCS INC    COM              868157108  $  3,274,992.00    324,900  SH         SOLE      NONE     324,900   0    0
EXAR CORP                   COM              300645108  $  3,262,320.00    177,300  SH         SOLE      NONE     177,300   0    0
24 / 7 MEDIA INC COM        COM NEW          901314203  $  3,043,985.00    419,860  SH         SOLE      NONE     419,860   0    0
LITTELFUSE INC              COM              537008104  $  2,990,880.00     80,400  SH         SOLE      NONE      80,400   0    0
PACER INTL INC TENN         COM              69373H106  $  2,924,256.00    132,800  SH         SOLE      NONE     132,800   0    0
VANS INC                    COM              921930103  $  2,742,440.00    185,300  SH         SOLE      NONE     185,300   0    0
LONE STAR TECHNOLOGIES
  INC                       COM              542312103  $  2,708,811.00    153,300  SH         SOLE      NONE     153,300   0    0
NEXTEL PARTNERS INC         CL A             65333F107  $  2,607,960.00    206,000  SH         SOLE      NONE     206,000   0    0
INTEVAC INC                 COM              461148108  $  2,560,333.85    248,335  SH         SOLE      NONE     248,335   0    0
NATIONAL-OILWELL INC        COM              637071101  $  2,504,194.00     88,550  SH         SOLE      NONE      88,550   0    0
MEDAREX INC                 COM              583916101  $  2,468,544.00    275,200  SH         SOLE      NONE     275,200   0    0
SINCLAIR BROADCAST GROUP
  INC                       CL A             829226109  $  2,457,500.00    196,600  SH         SOLE      NONE     196,600   0    0
KEY ENERGY SERVICES INC     COM              492914106  $  2,377,100.00    216,100  SH         SOLE      NONE     216,100   0    0
DIGITAL THEATER SYSTEMS
  IN                        COM              25389G102  $  2,362,880.00     92,300  SH         SOLE      NONE      92,300   0    0
CUMULUS MEDIA INC           CL A             231082108  $  2,326,836.00    116,400  SH         SOLE      NONE     116,400   0    0
PLX TECHNOLOGY INC          COM              693417107  $  2,227,236.00    206,800  SH         SOLE      NONE     206,800   0    0
PEROT SYS CORP              CL A             714265105  $  2,210,460.00    166,200  SH         SOLE      NONE     166,200   0    0
INFOCUS CORP                COM              45665B106  $  2,209,405.00    236,300  SH         SOLE      NONE     236,300   0    0
LCC INTERNATIONAL INC       CL A             501810105  $  2,200,200.00    366,700  SH         SOLE      NONE     366,700   0    0
SILICON GRAPHICS INC        COM              827056102  $  2,167,128.00    853,200  SH         SOLE      NONE     853,200   0    0
CELADON GROUP INC           COM              150838100  $  2,154,633.00    131,300  SH         SOLE      NONE     131,300   0    0
SM&A                        COM              78465D105  $  2,149,152.00    195,200  SH         SOLE      NONE     195,200   0    0
SILICON STORAGE TECH        COM              827057100  $  2,132,512.00    164,800  SH         SOLE      NONE     164,800   0    0
EPIX MEDICAL INC            COM              26881Q101  $  2,124,800.00    102,400  SH         SOLE      NONE     102,400   0    0
GRAY TELEVISION INC         CL A             389375106  $  2,089,198.00    142,900  SH         SOLE      NONE     142,900   0    0
FOSSIL INC                  COM              349882100  $  2,082,076.00     62,600  SH         SOLE      NONE      62,600   0    0
CLICKSOFTWARE
  TECHNOLOGIES L            ORD              M25082104  $  2,009,217.00    506,100  SH         SOLE      NONE     506,100   0    0
DOLLAR THRIFTY AUTO GP
  COM                       COM              256743105  $  2,006,438.00     79,400  SH         SOLE      NONE      79,400   0    0
KEYNOTE SYS INC             COM              493308100  $  1,896,479.00    146,900  SH         SOLE      NONE     146,900   0    0
TELECOMMUNICATION SYS INC   CL A             87929J103  $  1,895,040.00    263,200  SH         SOLE      NONE     263,200   0    0
CYPRESS SEMICONDUCTOR
  CORP                      COM              232806109  $  1,891,428.00     92,400  SH         SOLE      NONE      92,400   0    0
ADVENT SOFTWARE INC         COM              007974108  $  1,884,812.00    100,900  SH         SOLE      NONE     100,900   0    0
BE AEROSPACE INC            COM              073302101  $  1,837,920.00    273,500  SH         SOLE      NONE     273,500   0    0
TRINITY INDS INC            COM              896522109  $  1,815,340.00     65,300  SH         SOLE      NONE      65,300   0    0
PC-TEL INC                  COM              69325Q105  $  1,804,651.00    174,700  SH         SOLE      NONE     174,700   0    0
RARE HOSPITALITY INTL INC   COM              753820109  $  1,776,000.00     64,000  SH         SOLE      NONE      64,000   0    0
VARCO INTL INC DEL          COM              922122106  $  1,772,184.00     98,400  SH         SOLE      NONE      98,400   0    0
INFINITY PPTY & CAS CORP    COM PAR $.0001   45665Q103  $  1,758,960.00     56,000  SH         SOLE      NONE      56,000   0    0
AGILE SOFTWARE CORP DEL     COM              00846X105  $  1,638,000.00    187,200  SH         SOLE      NONE     187,200   0    0
SEEBEYOND TECHNOLOGIES
  CORP                      COM              815704101  $  1,355,535.00    334,700  SH         SOLE      NONE     334,700   0    0
LIONBRIDGE TECHNOLOGIES
  INC                       COM              536252109  $  1,336,902.00    137,400  SH         SOLE      NONE     137,400   0    0
EMBARCADERO TECHNOLOGIES
  INC                       COM              290787100  $    904,684.00     70,900  SH         SOLE      NONE      70,900   0    0
ARRIS GROUP INC             COM              04269Q100  $    434,150.00     47,500  SH         SOLE      NONE      47,500   0    0
OMNICARE CAP TR I           PIERS            68214L201  $    163,750.00      2,500 PRN         SOLE      NONE       2,500   0    0

                                                         337,750,195.35

02466.0001 #485426